Interest Rate Derivatives	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Interest Rate Derivatives
Interest Rate Derivatives

Note 7:    Interest Rate Derivatives

The Company entered into an interest rate swap on October 22, 2018 to manage its exposure to changes in the interest rates related to its term loan (“Term B Facility”) following the Amendment discussed in Note 5: Debt. The swap is not designated as a hedging instrument and is reported at fair value with changes in fair value reported directly in earnings. The Company’s hedge consists of interest rate swaps, which was used to mitigate interest rate risk.

Under the terms of the agreement, the Company entered into a three-year fixed-for-floating interest rate swap agreement with Nomura Global Financial Products, Inc. for a fixed notional amount of $200.0 million to swap the variable rate portion of interest payments tied to the one-month LIBOR under its term loans for fixed interest payments. The swap effectively locked in an average of a three-year forward curve for the one-month LIBOR at a fixed rate of 3.0335%, resulting in a total interest rate on the $200.0 million notional of 10.2835%. The interest rate swap agreement expired on October 31, 2021. See Note 6: Debt for additional disclosures about the Company’s Term B Facility.

The following table discloses the effect of the Company’s derivative instrument on the unaudited Condensed Consolidated Statements of Operations for the three months ended March 31, 2022 and 2021:

	For the three months ended
	March 31,
Dollars in thousands	2022	2021
Interest and other income (expense), net	$—	$1,432

Note 8:   Interest Rate Derivatives

The Company entered into an interest rate swap on October 22, 2018 to manage its exposure to changes in the interest rates related to its term loan (“Term B Facility”) following the Amendment discussed in Note 7: Debt. The swap is not designated as a hedging instrument and is reported at fair value with changes in fair value reported directly in earnings. The Company’s hedge consists of interest rate swaps, which was used to mitigate interest rate risk.

Under the terms of the agreement, the Company entered into a three-year fixed-for-floating interest rate swap agreement with Nomura Global Financial Products, Inc. for a fixed notional amount of $200.0 million to swap the variable rate portion of interest payments tied to the one-month LIBOR under its term loans for fixed interest payments. The swap effectively locked in an average of a three-year forward curve for the one-month LIBOR at a fixed rate of 3.0335%, resulting in a total interest rate on the $200.0 million notional of 10.2835%. The interest rate swap agreement expired on October 31, 2021. See Note 7: Debt for additional disclosures about the Company’s Term B Facility.

The following table discloses the fair value, as determined using Level 2 inputs, and balance sheet location of the Company’s derivative instrument:

	Balance Sheet	December 31,	December 31,
Dollars in thousands	Location	2021,	2020
Derivatives not designated as hedging instruments:
Interest rate swap contract	Other liabilities	$—	$4,782

The following table discloses the effect of the Company’s interest rate derivative instrument on the Consolidated Statements of Operations for the years ended December 31, 2021, 2020 and 2019:

	For the years ended
	December 31,
Dollars in thousands	2021	2020	2019
Other expense, net	$(394)	$4,341	$3,946